Condensed Consolidated Statements of Income (Unaudited) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Revenues:
Finance revenues	¥ 60,793	¥ 55,983	¥ 117,352	¥ 113,346
Gains on investment securities and dividends	4,228	10,196	11,735	20,477
Operating leases	113,696	101,279	208,975	197,958
Life insurance premiums and related investment income	97,745	87,556	180,604	181,210
Sales of goods and real estate	176,306	269,453	330,761	616,568
Services income	205,329	201,032	412,587	388,237
Total revenues	658,097	725,499	1,262,014	1,517,796
Expenses:
Interest expense	21,699	18,822	41,848	37,921
Costs of operating leases	64,629	63,487	127,366	125,225
Life insurance costs	68,721	63,942	125,734	131,715
Costs of goods and real estate sold	162,592	252,520	305,313	579,565
Services expense	129,461	124,146	247,572	236,615
Other (income) and expense, net	(1,566)	(1,791)	(503)	(1,464)
Selling, general and administrative expenses	105,490	103,337	210,646	209,299
Provision for doubtful receivables and probable loan losses	3,264	3,359	8,210	7,998
Write-downs of long-lived assets	0	387	26	1,472
Write-downs of securities	708	243	708	423
Total expenses	554,998	628,452	1,066,920	1,328,769
Operating Income	103,099	97,047	195,094	189,027
Equity in Net Income of Affiliates	1,646	9,480	6,819	38,613
Gains on sales of subsidiaries and affiliates and liquidation losses, net	5,246	10,474	19,032	24,972
Income before Income Taxes	109,991	117,001	220,945	252,612
Provision for Income Taxes	33,404	38,541	64,326	83,211
Net Income	76,587	78,460	156,619	169,401
Net Income Attributable to the Noncontrolling Interests	1,450	2,104	1,484	3,283
Net Income Attributable to the Redeemable Noncontrolling Interests	34	98	85	148
Net Income Attributable to ORIX Corporation Shareholders	¥ 75,103	¥ 76,258	¥ 155,050	¥ 165,970
Amounts per Share of Common Stock for Net Income Attributable to ORIX Corporation Shareholders:
Basic	¥ 58.67	¥ 59.61	¥ 121.13	¥ 129.40
Diluted	¥ 58.62	¥ 59.55	¥ 121.03	¥ 129.29